July 17, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Touchstone Funds Group Trust (the “Trust”)
(1933 Act File No.: 033-70958) (1940 Act File No.: 811-08104)

Ladies and Gentlemen:

I am filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of adding a new series — the Touchstone Arbitrage Fund—to the Trust.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC